ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative)	Dec. 28, 2021	Dec. 22, 2020
Simson Wellness Tech Corp [Member]
Equity interest percentage		100.00%
Simson Wellness Sdn Bhd [Member]
Equity interest percentage	100.00%